Long-Term Debt - Additional Information - Revolvers (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Amount reduced under revolving credit facility in 2014	$ 664,200,000
Amount reduced under revolving credit facility in 2015	582,200,000
Amount reduced under revolving credit facility in 2016	796,000,000
Amount reduced under revolving credit facility in 2017	1,100,000,000
Amount reduced under revolving credit facility in 2018	1,300,000,000
Minimum [Member]
Debt Instrument [Line Items]
Debt instrument interest	0.00%	0.00%
Maximum [Member]
Debt Instrument [Line Items]
Debt instrument interest	8.00%	8.00%
Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Aggregate borrowings	2,500,000,000
Undrawn amount of revolving credit facility	900,000,000
Reference rate on variable rate of the debt instrument	LIBOR
Number of debt instruments	15
Debt instrument interest	0.23%	0.25%
Amount reduced under revolving credit facility in 2014	612,600,000
Amount reduced under revolving credit facility in 2015	316,200,000
Amount reduced under revolving credit facility in 2016	740,200,000
Amount reduced under revolving credit facility in 2017	463,700,000
Amount reduced under revolving credit facility in 2018	355,700,000
Debt instrument collateral, description	The Revolvers are collateralized by first-priority mortgages granted on 55 of the Company's vessels, together with other related security, and include a guarantee from Teekay or its subsidiaries for all outstanding amounts.
Revolving Credit Facilities [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.45%	0.45%
Revolving Credit Facilities [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	4.50%	4.50%
Revolving Credit Facilities [Member] | Teekay Offshore [Member]
Debt Instrument [Line Items]
Revolving credit facilities refinanced amount	330,000,000
Amount reduced under revolving credit facilities	$ 16,500,000
Revolving credit facilities payment frequency, description	per quarter
Debt instrument maturity period	5 years